Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities and provisions
Schedule of other liabilities and provisions

	At December 31,
	2022	2021
	$’m	$’m
Other liabilities
Non-current	83	325
Provisions
Current	10	10
Non-current	15	18
	108	353

Summary of provisions

Total
provisions
$’m
At January 1, 2021	33
Provided	5
Released	(5)
Paid	(3)
Exchange	(2)
At December 31, 2021	28
Provided	14
Released	(9)
Paid	(7)
Exchange	(1)
At December 31, 2022	25